OTHER CURRENT ASSETS, NET - Additional information (Parenthetical) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Gross	$ 60,566	$ 62,451
Loans to third parties	5,755	$ 5,891
Debt instrument interest rate		5.00%	5.00%
AM Advertising
Financing receivable, allowance	7,493	$ 7,669
Am Advertising And Its Subsidiaries Current Assets	20,729	21,218
Third Parties Loan
Financing receivable, allowance	5,755	5,891
Input VAT receivable
Increase in input VAT receivable	58
Input VAT receivable
Gross	$ 2,435	$ 2,493